Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9 – SUBSEQUENT EVENTS
The Company has evaluated subsequent events through August 19, 2024 when these unaudited condensed consolidated financial statements were issued and determined that there were no significant unrecognized events through that date other than those noted below.
On July 2, 2024, the Company issued a press release to announce that it entered into a letter of intent with Semnur, a wholly owned subsidiary of Scilex Holding Company (“Scilex”), for a potential business combination. There can be no assurance that a definitive merger agreement will be entered into or that the proposed transaction will be consummated.
On July 10, 2024, the Company issued a convertible promissory note in the total principal amount of up to $180,000 to the Sponsor (the “Extension Convertible Promissory Note”). The Extension Convertible Promissory Note was issued with an initial principal balance of $15,037, with the remaining $164,963 drawable at the Company’s request and upon the consent of the Sponsor prior to the maturity of the Extension Convertible Promissory Note. The Extension Convertible Promissory Note matures upon the earlier of (i) the effective date of the consummation of the Company’s initial business combination and (ii) the date of the liquidation of the Company.
On July 10, 2024, the shareholders of the Company held an extraordinary general meeting of shareholders to consider and vote upon a proposal to amend, by way of special resolution, the amended and restated memorandum and articles of association of the Company to extend the date by which the Company must: (i) consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination involving the Company and one or more businesses or entities; (ii) cease its operations, except for the purpose of winding up, if it fails to complete such initial business combination; and (iii) redeem 100% of the Company’s Class A ordinary shares included as part of the units sold in the Company’s IPO that was consummated on April 11, 2022 from July 11, 2024 to April 11, 2025, by electing to extend the date to consummate an initial business combination on a monthly basis for up to nine (9) times by an additional one month each time, unless the closing of the Company’s initial business combination has occurred, without the need for any further approval of the Company’s shareholders, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account for each such one-month
extension the lesser of (a) an aggregate of $20,000 or (b) $0.02 per public share that remains outstanding and is not redeemed prior to any such one-month
extension, unless the closing of the Company’s initial business combination has occurred, in exchange for a non-interest
bearing promissory note payable upon consummation of an initial business combination. Shareholders holding 3,785,992 public shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $43.4 million (approximately $11.47 per share) was removed from the Trust Account to pay such holders. Following redemptions, the Company had 751,837 public shares outstanding.
On July 11, 2024, the Sponsor deposited $15,037 drawn down from the Extension Sponsor Convertible Promissory Note to the Trust Account to extend the time the Company has to consummate an initial business combination from July 11, 2024 to August 11, 2024.
On July 26, 2024, Denali, received a letter from the staff at Nasdaq informing Denali that it had regained compliance with Nasdaq Listing Rule 5450(b)(2)(A) and that Nasdaq is in compliance with the Nasdaq Global

Market’s requirements. The company’s units continue to trade on Nasdaq under the symbol “DECAU”, the Class A ordinary shares continue to trade on Nasdaq under the symbol “DECA” and public warrants continue to trade on Nasdaq under the symbol “DECAW.”
On August 9, 2024, the Company issued a convertible promissory note in the total principal amount of up to $180,000 to Scilex (the “Extension Scilex Convertible Promissory Note”). The Extension Scilex Convertible Promissory Note was issued with an initial principal balance of $15,037, with the remaining $164,963 drawable at the Company’s request and upon the consent of Scilex prior to the maturity of the Extension Scilex Convertible Promissory Note. The Extension Scilex Convertible Promissory Note matures upon the earlier of (i) the effective date of the consummation of the Company’s initial business combination and (ii) the date of the liquidation of the Company.
On August 9, 2024, Scilex deposited $15,037 drawn down from the Extension Scilex Convertible Promissory Note to the Trust Account to extend the time the Company has to consummate an initial business combination from August 11, 2024 to September 11, 2024.

NOTE 9 - SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date these consolidated financial statements were issued and determined that there were no significant unrecognized events through that date other than those noted below.
On January 9, 2024, the shareholders of the Company held an extraordinary general meeting (the “Shareholder Meeting”) for the following purposes:

(1)
approved the following proposals by way of ordinary resolution (i) the Business Combination (as defined in the Merger Agreement), (ii) the adoption of the Agreement and Plan of Merger, dated as of January 25, 2023 (as amended by the Amendment to and Consent under Agreement and Plan of Merger dated April 11, 2023, the “Merger Agreement”), (iii) the Plan of Merger, and (iv) the transactions contemplated by the Merger Agreement (the “Business Combination Proposal”);

(2)
approved by special resolution the Denali Merger and related Plan of Merger and to authorize the merger of Denali Merger Sub with and into the Company, with the Company surviving the merger (the “Merger Proposal”);

(3)	to approve and assume the Longevity Biomedical, Inc. 2023 Equity Incentive Plan (the “Equity Incentive Plan”) and any grants or awards issued thereunder (the “Incentive Plan Proposal”).
Further, on January 9, 2024, shareholders holding 4,440,202 public shares (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account. The funds for the 4,440,202 public shares to be redeemed are currently held in the Trust Account pending the closing of the Business Combination. The Company may continue to accept reversal of redemption requests until closing of the Business Combination. As of the date of this report, the parties are working expeditiously to complete the remaining conditions to closing the Business Combination.
On February 22, 2024, the Company received a letter (the “Letter”) from the staff at Nasdaq notifying the Company that, for the 30 consecutive business days prior to the date of the Letter, the Company’s Minimum Value of Listed Securities (“MVLS”) was below the minimum of $50 million required for continued listing on The Nasdaq Global Market pursuant to Nasdaq Listing Rule 5450(b)(2)(A). The staff at Nasdaq also noted in the Letter that the Company is not in compliance with Nasdaq Listing Rule 5450(b)(3)(A), which requires listed companies to have total assets and total revenue of at least $50,000,000 each for the most recently completed fiscal year or for two of the three most recently completed fiscal years. The Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq.
In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company has 180 calendar days, or until August 20, 2024, to regain compliance. The Letter notes that to regain compliance, the Company’s MVLS must close at or above $50 million for a minimum of ten consecutive business days during the compliance period. The Letter further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that the Company then satisfies the requirements for continued listing on that market).
If the Company does not regain compliance by August 20, 2024, Nasdaq staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel.
The Company intends to actively monitor the Company’s MVLS between now and August 20, 2024, and may, if appropriate, evaluate available options to resolve the deficiency and regain compliance with the MVLS requirement. While the Company is exercising diligent efforts to maintain the listing of its securities on Nasdaq, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing standards.